SEGMENT AND GEOGRAPHIC INFORMATION (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Online degree programs CNY	Dec. 31, 2012 Online degree programs CNY	Dec. 31, 2013 Online tutoring programs CNY	Dec. 31, 2012 Online tutoring programs CNY	Dec. 31, 2013 Private primary and secondary schools CNY	Dec. 31, 2012 Private primary and secondary schools CNY	Dec. 31, 2013 International and elite curriculum programs CNY	Dec. 31, 2012 International and elite curriculum programs CNY
SEGMENT AND GEOGRAPHIC INFORMATION
Acquired intangible assets, net	$ 8,493	51,416	54,499	41,439	43,798	4,315	4,324	2,189	2,442	3,473	3,935
Goodwill	$ 7,145	43,255	43,255	17,960	17,960	20,798	20,798			4,497	4,497